Leases and Commitments - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023	Jan. 01, 2022
Leases and Commitments
Minimum lease commitments	$ 0		$ 0
Operating lease right of use assets	315,765		166,024
Operating lease liabilities	280,202		136,008
Short-term operating lease liabilities	177,795		79,269
Long-term operating lease liabilities	102,407		56,739
Rent deposit	55,981	$ 100,425	61,412
Purchase obligation	$ 207,620		$ 178,000
Financial liability term	30 months
Period from the receipt and activation of the mobile hardware	30 days
Short-term financial liability	$ 119,000
Long-term financial liability	89,000
Cumulative Effect, Period of Adoption, Adjustment
Leases and Commitments
Operating lease right of use assets	323			$ 323,000
Operating lease liabilities				303,000
Short-term operating lease liabilities				162,000
Long-term operating lease liabilities				141,000
Rent deposit				$ 20,000
ASU 2016-02
Leases and Commitments
Operating lease liabilities	$ 302
Rent expense		$ 594,000
Minimum
Leases and Commitments
Leases remaining terms	1 year		1 year
Maximum
Leases and Commitments
Leases remaining terms	4 years		4 years